Property, construction in process and equipment, Non-cash Transactions in Property, Construction in Process and Equipment and Measurement of Fair Value (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Cash and non cash transactions in property construction in process and equipment [Abstract]
Balance Beginning	$ 18,815,137,503		$ 17,420,027,969
Cash transactions [Abstract]
Balance Ending	12,812,413,318		18,815,137,503	$ 17,420,027,969
Measurement of fair value [Abstract]
Revaluation surplus (loss)	(2,380,702,844)		334,809,588	(889,982,346)
Cost [Member]
Cash and non cash transactions in property construction in process and equipment [Abstract]
Balance Beginning	19,230,167,123		17,563,524,988	16,897,265,649
Non-cash transactions [Abstract]
Revaluation of land and construction in process	(3,783,944,143)		334,809,588	(889,982,346)
Reclassification to assets held for sale	(2,263,767,616)	[1]	0	0
Disposals of assets	(11,984,169)		0	0
Total non-cash transactions	(6,059,695,928)		334,809,588	(889,982,346)
Cash transactions [Abstract]
Construction in process and equipment	282,638,596		1,028,389,379	1,281,108,214
Capitalized borrowing costs	0		303,443,168	275,133,471
Total cash transactions	282,638,596		1,331,832,547	1,556,241,685
Balance Ending	$ 13,453,109,791		$ 19,230,167,123	$ 17,563,524,988

[1]	As result of the advance negotiation with NAFIN related to a partial payment of the balance with this lender and the negotiation with FINAMO to pay the debt balance in full, the Company classified the private units 3 and 5 of the Cancun Complex, as assets held for sale. Management considered a high likelihood to close these negotiations in the next few months after the issuance of these consolidated and combined financial statements.